Financial assets at FVTOCI_Details of financial assets at FVTOCI (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Financial assets at FVTOCI	₩ 30,028,929	$ 27,648,402	₩ 27,730,531
Debt Securities
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Financial assets at FVTOCI	28,948,141		26,795,161
Korean treasury and government agencies
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Financial assets at FVTOCI	2,922,671		1,152,711
Financial institutions
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Financial assets at FVTOCI	17,996,660		17,769,924
Corporates
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Financial assets at FVTOCI	3,896,744		3,917,004
Bond denominated in foreign currencies
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Financial assets at FVTOCI	4,031,721		3,874,785
Securities Loaned
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Financial assets at FVTOCI	100,345		80,737
Equity securities
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Financial assets at FVTOCI	₩ 1,080,788		₩ 935,370